Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2018
Equity Incentive Plans [Abstract]
Assumptions used to determine the fair value of options granted

Option grant assumptions
	2018	2017	2016
Weighted average expected term	5.7 years	6.1 years	5.0 years
Expected volatility	15.6 - 30.7%	15.7 - 32.7%	16.0 - 34.3%
Weighted average volatility	19.8%	21.0%	24.3%
Expected dividends	1.5 - 2.2%	1.4 - 1.9%	1.9 - 2.1%
Weighted average expected dividends	2.0%	1.9%	2.1%
Risk-free rate	1.3 - 3.2%	0.5 - 2.5%	0.2 - 2.4%

Summary of option activity

Summary of option activity
	For the year ended December 31, 2018
	Number (in 000s)	Weighted average exercise price	Aggregate intrinsic value (in 000s)	Weighted average remaining contractual term (years)
Outstanding as of January 1, 2018	11,262	$58.46
Granted	2,388	93.04
Exercised	(1,710)	53.57
Forfeited	(206)	80.79
Expired	(4)	52.21
Outstanding as of December 31, 2018	11,730	65.82	$221,999	6.3
Outstanding, net of expected forfeitures	11,614	65.59	221,832	6.3
Outstanding, exercisable (“vested”)	6,968	54.14	198,747	5.0

Changes in restricted stock units

Changes in restricted stock units
	For the year ended December 31, 2018
	Number (in 000s)	Weighted average grant date fair value
Nonvested as of January 1, 2018	1,241	$67.93
Granted	255	93.16
Vested	(498)	67.45
Forfeited	(41)	75.40
Nonvested as of December 31, 2018	957	74.58

Changes in performance stock units

Changes in performance stock awards
	For the year ended December 31, 2018
	Number (in 000s)	Weighted average grant date fair value
Nonvested as of January 1, 2018	1,090	$70.35
Granted	402	92.88
Adjustment for performance achievement	(34)	70.53
Vested	(161)	70.53
Forfeited	(49)	76.33
Nonvested as of December 31, 2018	1,248	77.35